SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013	Dec. 23, 2014
Revenues	$ 753,106	$ 636,702		$ 797,031
Inter-segment sales	2,551	285		1,150
Operating income	46,594	35,035		60,742
Identifiable assets	361,238	539,732
Goodwill	162,173	373,230	[1]	227,434	$ 149,559
Identifiable Liabilities	225,240	260,908
Depreciation and amortization	17,199	8,131		24,349
Investments in segment assets	5,427	4,038		6,868
Matrix [Member]
Revenues	586,610	586,618		534,792
Inter-segment sales	2,551	285		870
Operating income	30,788	30,003		34,376
Identifiable assets	354,901	326,469
Goodwill	162,173	155,974
Identifiable Liabilities	223,983	201,736
Depreciation and amortization	6,151	7,400		7,381
Investments in segment assets	3,188	3,848		3,577
Sapiens [Member]
Revenues	136,577	0		117,281
Inter-segment sales	0	0		0
Operating income	15,314	0		9,015
Identifiable assets	0	205,622
Goodwill	0	217,257
Identifiable Liabilities	0	57,736
Depreciation and amortization	10,768	0		8,588
Investments in segment assets	2,229	0		2,794
Magic [Member]
Revenues	0	27,299		144,958
Inter-segment sales	0	0		280
Operating income	0	3,350		17,351
Identifiable assets	0	0
Goodwill	0	0
Identifiable Liabilities	0	0
Depreciation and amortization		1,386		8,380
Investments in segment assets	0	161		497
Insync [Member]
Revenues	29,919	22,785		0
Inter-segment sales	0	0		0
Operating income	(208)	1,682
Identifiable assets	6,337	7,641
Goodwill	0	0
Identifiable Liabilities	1,257	1,436
Depreciation and amortization	280	(655)		0
Investments in segment assets	$ 10	$ 29		$ 0

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).